Accrued Expenses and Other Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Accrued development expenses		$ 1,716,557	$ 1,479,105
Accrued professional services		365,680	423,756
Accrued employee payroll and related expenses		189,746	752,469
Other		56,894
Accrued expenses and other liabilities	$ 2,053,522	$ 2,328,877	$ 2,655,330